UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601	New York, NY 10170
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  888.553.4233

Date of fiscal year end:  12/31/2011

Date of reporting period: 03/31/2011

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - (95.21%)
U.S. Treasury Bill, 0.045%, 04/28/2011	$10,700,000	$10,700,165
U.S. Treasury Bill, 0.03%, 05/19/2011	3,000,000	2,999,650
TOTAL U.S. GOVERNMENT OBLIGATIONS ($13,699,815)		13,699,815

	Shares
SHORT-TERM INVESTMENTS - (35.29%)
Cash Account Trust Money Market Portfolio, 0.02% (a)	9,818	9,818
Fifth Third Institutional Government Money Market, 0.02% (a)	5,067,166	5,067,166
TOTAL SHORT-TERM INVESTMENTS (5,076,984)		5,076,984

TOTAL INVESTMENTS (Cost $18,776,799) - 130.50%		$18,776,799

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (30.50)%		(4,388,612)

NET ASSETS - 100.00%		$14,388,187

(a) Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.
*	Non-Income producing security.

The accompanying notes are an integral part of this schedule of investments.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

(1)	SECURITY VALUATIONS

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. Securities for which market quotations are received from pricing services are typically classified within Level 1 or 2 of the fair value hierarchy described below; however, they may be designated as Level 3 if the pricing service values a security through an internal model with significant unobservable inputs.  The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  At March 31, 2011, no securities were fair valued.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

		Level 2
	Level 1	(Other Significant
Security Classification(1)	(Quoted Prices)	Observable Inputs)	Totals
Investments:
U.S. Government Obligations	$-	$13,699,815	$13,699,815
Short-Term Investments	5,076,984	-	5,076,984
Total Investments	$5,079,984	$13,699,815	$18,776,799
Other Financial Instruments:
Futures Contracts(2)	$-	$-	$-
Total Other Financial Instruments	$-	$-	$-

(1)
As of and during the three month period ended March 31, 2011, the Fund held no securities that were considered to be "Level 3" securities (those  valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	There were no open futures contracts as of March 31, 2011.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

(1)	SECURITY VALUATIONS (continued)

The following amounts were transfers in/(out) of Level 2 assets:

	U.S. Government Obligations	Totals

Transfers into Level 2 from Level 1	$13,699,815	$13,699,815
Transfers from Level 2 into Level 1	(4,599,613)	(4,599,613)
Net Transfers in/(out) of Level 2	$9,100,202	$9,100,202

Transfers that were made into Level 2 represent new securities being valued at amortized cost.  Transfers that were made out of Level 2 were due to the liquidation of those securities.  Transfers between levels are recognized as of the end of the reporting period.

(2)	FINANCIAL FUTURES CONTRACTS

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.  Futures contracts may have off-balance sheet risk.  Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

The disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of March 31, 2011:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Futures Contracts*	Deposit at broker, Variation margin	$ -	Deposit at broker, Variation margin	$ -
Total		$ -		$ -

* There were no open futures contracts as of March 31, 2011.

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as hedging instruments under	on Derivatives
ASC 815	recognized in income	Value
Equity Index Futures Contracts	Net realized loss on futures contracts	$ (306,223)
Equity Index Futures Contracts	Net unrealized appreciation on futures contracts	1,330

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

(3)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at March 31, 2011 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$18,794,204	$-	$(17,405)	$(17,405)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Congressional Effect Family of Funds

By:	/s/ Eric Singer
Name:	Eric T. Singer
Title:	President
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Singer
Name:	Eric T. Singer
Title:	President
Date:	May 25, 2011

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	May 25, 2011